Basis of Presentation - Schedule of Exchange Rates Used by the Group in Preparation of the Consolidated Financial Statements (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
USD
Disclosure of detailed information about average foreign exchange rate [line items]
Exchange rates	505.53	525.11	454.56
EUR
Disclosure of detailed information about average foreign exchange rate [line items]
Exchange rates	593.44	546.74	502.24
TRY
Disclosure of detailed information about average foreign exchange rate [line items]
Exchange rates	11.8